COMMITMENTS AND CONTINGENCIES (Details Narrative)																												3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2024 USD ($) ft²	Jan. 31, 2024 USD ($) ft²	Dec. 13, 2023 USD ($) $ / shares shares	Feb. 16, 2023 shares	Feb. 16, 2023 shares	Feb. 15, 2022 USD ($) shares	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	Apr. 26, 2019 USD ($)	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Nov. 10, 2010 USD ($)	Dec. 26, 2007 USD ($)	Dec. 26, 2006 USD ($)	May 08, 2006 USD ($)	May 08, 2006 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($) m²	Aug. 08, 2019 $ / shares shares	May 09, 2019 USD ($) m²	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares shares
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																												$ 152,609	$ 172,335	$ 566,115	$ 515,584		$ 797,406		$ 779,742
Accrued Salaries																												$ 3,769,792		$ 3,769,792		$ 3,769,792	$ 3,511,776		$ 3,077,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares																														2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares
Share Price | $ / shares																												$ 1		$ 1		$ 1	$ 1
Stock Issued During Period, Shares, New Issues | shares				2,434,211	2,434,211	7,398,639
Repayments of Debt																														$ 35,244	45,000		$ 60,000		$ 60,000
Stock Issued During Period, Value, New Issues						$ 443,918																								20,000
Interest Payable, Current																												$ 3,013,256	$ 2,680,236	3,013,256	$ 2,680,236	$ 3,013,256		$ 2,680,236						$ 31,657
Lessee, Operating Lease, Renewal Term	6 years	5 years						2 years	2 years
Area of Land | ft²	80	700						5,000	5,000
Lessee, Operating Lease, Description	If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Security Deposit	$ 3,657																											7,174		7,174		7,174	3,518		$ 3,518
Additional security deposit	$ 3,657
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 7,284						$ 44,800	$ 44,800																			13,143		13,143		13,143	44,344											$ 42,000
Lessee, Operating Lease, Liability, to be Paid, Year One								$ 42,000	$ 42,000																			51,544		51,544		51,544	54,144											$ 39,200
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Renewal Term																																									5 years		5 years
Area of Land | m²																																									6,000		4,560.57
Lessee, Operating Lease, Liability, to be Paid, Year Two																																											$ 45,150
Lessee, Operating Lease, Term of Contract																																									3 years
Lessee, Operating Lease, Liability, to be Paid, Year One																																									$ 8,645
Maximum [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																			$ 0.08
5 Year Options One [Member]
Loss Contingencies [Line Items]
Accrued Salaries																												2,308		2,308		2,308	1,154
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			4,000,000
Share Price | $ / shares			$ 0.04
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			$ 108,000
Warrant or Right, Reason for Issuance, Description			Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term															5 years							5 years	5 years													5 years	5 years	5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																						$ 210,000	$ 210,000										447,915			$ 315,764	$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																						6.00%	6.00%
Employee bonus rate																																							20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold										$ 20,000		$ 20,000	$ 20,000
Salary and Wage, Excluding Cost of Good and Service Sold																$ 140,000	$ 140,000	$ 120,000	$ 120,000
Educational expenses																		$ 11,000	$ 11,000
Warrants and Rights Outstanding, Term																		3 years	3 years																							5 years			3 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																6,000,000	6,000,000	2,000,000	2,000,000																							6,000,000			3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0.001	$ 0.001	$ 0.001	$ 0.001																							$ 0.2299			$ 0.001
Warrants and Rights Outstanding, Maturity Date																May 20, 2026	May 20, 2026																												May 28, 2022
Class of warrant or right number of securities called by warrants or rights value																																							$ 121,448
One-time bonus												$ 20,000	$ 20,000
Employee-related Liabilities																												6,923		6,923		6,923	3,482		$ 3,728
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued Salaries																																	1,154		1,243
Salary and Wage, Excluding Cost of Good and Service Sold											$ 60,000
Warrants and Rights Outstanding, Term											3 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares											2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.2299
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																							20.00%
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																				20 months	20 years
License fee																										$ 10,000	$ 10,000
License maintenance fee																										10,000	10,000
Annual research fee																										13,700	13,700
Stock Issued During Period, Shares, New Issues | shares																				2,200,000	2,200,000
Royalty percentage																				2.00%	2.00%
Termination agreement description																				The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $	The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
Repayments of Debt																														35,244			60,000
License termination fee																				$ 5,000	$ 5,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares														4,025,652
Repayments of Debt														$ 265,244
Stock Issued During Period, Value, New Issues														$ 281,659
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Cost, Maintenance																										$ 10,000	$ 10,000
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Loss Contingencies [Line Items]
Repayments of Debt																								$ 120,000	$ 120,000
Debt Instrument, Face Amount																																	65,292		$ 65,292
Interest Payable, Current																												$ 1,470		1,470		1,470	1,960
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for Rent							$ 42,000																							2,508			2,508
Lessee, Operating Lease, Description								the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019, and ended on September 30, 2021, for its research and development headquarters.	the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for Rent																														44,800			44,800	$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through September 30, 2024 [Member]
Loss Contingencies [Line Items]
Payments for Rent																														44,800		$ 44,800	44,800
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Loss Contingencies [Line Items]
Payments for Rent																														$ 47,600			$ 47,600